SCHEDULE OF OPERATING LEASE ASSETS AND LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Leases
Operating lease asset	$ 222,884
Total lease assets	222,884
Accrued liabilities and others (current portion – operating lease liability)	$ 36,361
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued liabilities and others	Accrued liabilities and others
Operating lease liability (non-current portion – operating lease liability)	$ 191,314
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Total lease liability	$ 227,675
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities	Other Liabilities